Deposits, Additional Information (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deposits [Abstract]
FDIC Insurance limit of $250,000	$ 8,578,639	$ 7,828,146
Time deposits in denominations of $100,000 to $250,000	$ 25,292,009	$ 25,018,406